Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 324	$ 307
Less: accumulated depreciation		(216)	(208)
Property and equipment, net	$ 101	108	99
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		297	303
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 27	$ 4